Nature of Operations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 08, 2019
Schedule of Equity Method Investments [Line Items]
Issuance of shares		1,700,000
Amount of shares		$ 16,026
Per share price		$ 9.50
Pecentage of premium				29.00%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership acquired	20.50%
Number of Shares issued	6,117,440
Cash transaction	$ 58,100
PCB [Member]
Schedule of Equity Method Investments [Line Items]
Cash payment to be received for sale of discontinued operations			$ 32,000
Additional cash payment to be received for sale of discontinued operations		$ 1,257